ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 10, 2017

William M. Beaudoin

T +1 617 854 2337

William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III
File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

On behalf of AMG Funds III (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on March 20, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-088725), to the Prospectus for AMG Managers Cadence Capital Appreciation Fund and AMG Managers Cadence Emerging Companies Fund, dated October 1, 2016, as revised October 27, 2016 and supplemented January 3, 2017 and February 27, 2017, and Statement of Additional Information for AMG Managers Cadence Capital Appreciation Fund and AMG Managers Cadence Emerging Companies Fund, dated October 1, 2016, as supplemented January 3, 2017 and February 27, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin